SHARE-BASED COMPENSATION - Schedule of Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Jul. 10, 2024	Dec. 31, 2025	Dec. 31, 2024
Number of stock options outstanding
Beginning balance (in shares)		24,153
Granted (in shares)		7,243
Granted under the Option Exchange Program (in shares)	2,200
Exercises (in shares)		(8)
Forfeitures (in shares)		(2,735)
Cancelled under the Option Exchange Program (in shares)		(8,866)
Ending balance (in shares)		19,787	24,153
Exercisable (in shares)		11,077
Weighted-average exercise price
Beginning balance (in USD per share)		$ 2.91
Granted (in USD per share)		0.95
Granted under the Option Exchange Program (in USD per share)			$ 2.10
Exercised (in USD per share)		1.35
Forfeited (in USD per share)		2.43
Cancelled under the Option Exchange Program (in USD per share)		3.32
Ending balance (in USD per share)		2.23	$ 2.91
Exercisable (in USD per share)		$ 3.02
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted-average remaining contractual life (in years)		7 years 4 months 17 days	6 years 3 months 29 days
Exercisable, Weighted-average remaining contractual life (in years)		6 years 2 months 12 days
Outstanding, Aggregate intrinsic value		$ 1,775	$ 0
Exercisable, Aggregate intrinsic value		$ 355